COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2024
Cost Of Sales
SCHEDULE OF COST OF SALES
	Year ended December 31
	2024	2023

Salaries and related expenses	15	21
Materials	134	27
Vehicle maintenance	10	7
Other expenses	6	*
	165	55

(*)	Less than $1 thousand.